                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9819

                                   ----------

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                     Copy to:
Ryan Louvar, Vice President and Counsel             Timothy W. Diggins, Esq.
  State Street Bank and Trust Company                   Ropes & Gray LLP
   2 Avenue de Lafayette, 6th Floor                 One International Place
      Boston, Massachusetts 02111               Boston, Massachusetts 02110-2624

Registrant's telephone number, including area code: (617) 662-3909

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1: SHAREHOLDER REPORT

                       STATE STREET EQUITY 500 INDEX FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

STATE STREET EQUITY 500 INDEX FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Equity 500 Index Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2006 to June 30, 2006.

The table below illustrates your Fund's costs in two ways:

- BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of each class of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the indicated Class. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Class under the heading "Expenses Paid During Period".

- BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Class's costs with those of other mutual funds. It assumes that the Class had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the Class's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Class's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

STATE STREET EQUITY 500 INDEX FUND

Six Months Ended June 30, 2006

------------------------------------------------------------------------------------------------
                                                   BEGINNING         ENDING
                                                 ACCOUNT VALUE    ACCOUNT VALUE   EXPENSES PAID
                                                JANUARY 1, 2006   JUNE 30, 2006   DURING PERIOD*
------------------------------------------------------------------------------------------------
 BASED ON ACTUAL CLASS RETURN
------------------------------------------------------------------------------------------------
 Administrative Shares                             $1,000.00        $1,025.90         $1.23
------------------------------------------------------------------------------------------------
 Service Shares                                    $1,000.00        $1,025.40         $1.73
------------------------------------------------------------------------------------------------
 Class R Shares                                    $1,000.00        $1,023.80         $3.49
------------------------------------------------------------------------------------------------
 BASED ON HYPOTHETICAL (5% RETURN BEFORE
 EXPENSES)
------------------------------------------------------------------------------------------------
 Administrative Shares                             $1,000.00        $1,023.58         $1.23
------------------------------------------------------------------------------------------------
 Service Shares                                    $1,000.00        $1,023.08         $1.73
------------------------------------------------------------------------------------------------
 Class R Shares                                    $1,000.00        $1,021.35         $3.48
------------------------------------------------------------------------------------------------

* The calculations are based on expenses incurred in the most recent fiscal period of each Class. The Administrative Shares, Service Shares and Class R Shares annualized average weighted expense ratios as of June 30, 2006 were 0.245%, 0.345% and 0.695%, respectively, which include each Class's proportionate share of the expenses of the State Street Equity 500 Index Portfolio. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)

ASSETS
  Investment in State Street Equity 500 Index Portfolio, at
     value (identified cost $177,630,863)(Note 1)             $234,018,263
  Receivable for Fund shares sold                                  145,355
                                                              ------------
                                                               234,163,618
LIABILITIES
  Payable for Fund shares repurchased                               13,616
  Distribution fees payable (Note 3)                                67,125
  Administration fees payable (Note 3)                              18,967
                                                              ------------
                                                                    99,708
                                                              ------------
NET ASSETS                                                    $234,063,910
                                                              ============
NET ASSETS CONSIST OF:
  Paid-in capital                                             $218,168,022
  Undistributed net investment income                            2,027,396
  Accumulated net realized loss                                (42,518,908)
  Net unrealized appreciation on investments                    56,387,400
                                                              ------------
NET ASSETS                                                    $234,063,910
                                                              ============
ADMINISTRATIVE SHARES:
NET ASSETS                                                    $190,432,758
  Shares of beneficial interest outstanding                     17,835,765
  Offering, net asset value, and redemption price per share   $      10.68
                                                              ============
SERVICE SHARES:
NET ASSETS                                                    $ 42,265,856
  Shares of beneficial interest outstanding                      3,964,219
  Offering, net asset value, and redemption price per share   $      10.66
                                                              ============
CLASS R SHARES:
NET ASSETS                                                    $  1,365,296
  Shares of beneficial interest outstanding                        128,244
  Offering, net asset value, and redemption price per share   $      10.65
                                                              ============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INCOME
  Dividend income allocated from Portfolio (Note 2)           $ 2,200,813
  Interest income allocated from Portfolio (Note 2)               125,391
  Expenses allocated from Portfolio (Note 3)                      (53,256)
                                                              -----------
                                                                2,272,948
                                                              -----------
EXPENSES
  Distribution fees (Note 3)
     Administrative Shares                                        146,289
     Service Shares                                                51,164
     Class R Shares                                                 1,783
  Administration fees (Note 3)                                     59,144
                                                              -----------
                                                                  258,380
                                                              -----------
NET INVESTMENT INCOME                                           2,014,568
                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss allocated from Portfolio on:
  Investments                                                    (394,004)
  Futures                                                      (1,850,730)
                                                              -----------
                                                               (2,244,734)
                                                              -----------
Change in net unrealized appreciation (depreciation)
  allocated from Portfolio on:
  Investments                                                   4,493,366
  Futures                                                       1,888,459
                                                              -----------
                                                                6,381,825
                                                              -----------
Net realized and unrealized gain                                4,137,091
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 6,151,659
                                                              ===========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                             For the Six
                                                            Months Ended         For the
                                                            June 30, 2006      Year Ended
                                                             (Unaudited)    December 31, 2005
                                                            -------------   -----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income                                     $  2,014,568      $  3,600,373
  Net realized loss on investments and futures                (2,244,734)         (475,479)
  Change in net unrealized appreciation (depreciation)         6,381,825         7,441,912
                                                            ------------      ------------
  Net increase in net assets resulting from operations         6,151,659        10,566,806
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
     Administrative Shares                                            --        (3,052,167)
     Service Shares                                                   --          (545,057)
     Class R Shares                                                   --              (733)
                                                            ------------      ------------
     Total Distributions                                              --        (3,597,957)
                                                            ------------      ------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
ADMINISTRATIVE SHARES
  Shares sold                                                  3,758,832         5,756,110
  Reinvestment of distributions                                       --         3,052,167
  Shares redeemed                                            (14,190,071)      (19,132,510)
                                                            ------------      ------------
       Net decrease from capital share transactions          (10,431,239)      (10,324,233)
                                                            ------------      ------------
SERVICE SHARES
  Shares sold                                                  4,725,111        29,647,410
  Reinvestment of distributions                                       --           545,057
  Shares redeemed                                             (2,546,039)       (5,514,495)
                                                            ------------      ------------
       Net increase from capital share transactions            2,179,072        24,677,972
                                                            ------------      ------------
CLASS R SHARES
  Shares sold                                                  1,349,204           111,556
  Reinvestment of distributions                                       --               733
  Shares redeemed                                               (101,745)           (6,269)
                                                            ------------      ------------
     Net increase from capital share transactions              1,247,459           106,020
                                                            ------------      ------------
  Net increase (decrease) in net assets                         (853,049)       21,428,608
NET ASSETS, BEGINNING OF PERIOD                              234,916,959       213,488,351
                                                            ------------      ------------
NET ASSETS, END OF PERIOD                                   $234,063,910      $234,916,959
                                                            ============      ============
Undistributed net investment income                         $  2,027,396      $     12,828
                                                            ============      ============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

                                                              For the Six
                                                             Months Ended         For the
                                                             June 30, 2006      Year Ended
                                                              (Unaudited)    December 31, 2005
                                                             -------------   -----------------
CHANGES IN SHARES:
ADMINISTRATIVE SHARES
  Shares sold                                                    350,475           571,565
  Reinvestment of distributions                                       --           297,852
  Shares redeemed                                             (1,321,378)       (1,910,934)
                                                              ----------        ----------
     Net decrease in shares                                     (970,903)       (1,041,517)
                                                              ==========        ==========
SERVICE SHARES
  Shares sold                                                    443,274         2,969,168
  Reinvestment of distributions                                       --            53,159
  Shares redeemed                                               (238,192)         (547,126)
                                                              ----------        ----------
     Net increase in shares                                      205,082         2,475,201
                                                              ==========        ==========
CLASS R SHARES*
  Shares sold                                                    127,674            10,664
  Reinvestment of distributions                                       --                70
  Shares redeemed                                                 (9,552)             (612)
                                                              ----------        ----------
     Net increase in shares                                      118,122            10,122
                                                              ==========        ==========

---------------
* Class R Shares commenced operations on June 7, 2005

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR AN ADMINISTRATIVE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                 Six Months
                                    Ended         Year       Year       Year       Year       Period
                                   6/30/06       Ended      Ended      Ended      Ended        Ended
                                 (Unaudited)    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01(a)
                                 -----------    --------   --------   --------   --------   -----------
PER SHARE OPERATING
  PERFORMANCE(B):
NET ASSET VALUE, BEGINNING OF
  PERIOD                          $  10.41      $  10.10   $   9.34   $   7.36   $   9.62    $  10.00
                                  --------      --------   --------   --------   --------    --------
INVESTMENT OPERATIONS:
  Net investment income               0.09*         0.17*      0.17*      0.13*      0.11        0.08
  Net realized and unrealized
    gain (loss) on investments        0.18          0.30       0.82       1.95      (2.26)      (0.38)
                                  --------      --------   --------   --------   --------    --------
    Total from investment
      operations                      0.27          0.47       0.99       2.08      (2.15)      (0.30)
                                  --------      --------   --------   --------   --------    --------
LESS DISTRIBUTIONS FROM:
  Net investment income                 --         (0.16)     (0.23)     (0.10)     (0.11)      (0.08)
                                  --------      --------   --------   --------   --------    --------
  Net increase (decrease) in
    net assets                        0.27          0.31       0.76       1.98      (2.26)      (0.38)
                                  --------      --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD    $  10.68      $  10.41   $  10.10   $   9.34   $   7.36    $   9.62
                                  ========      ========   ========   ========   ========    ========
TOTAL RETURN(C)                       2.59%         4.66%     10.63%     28.37%    (22.31)%     (2.97)%
                                  ========      ========   ========   ========   ========    ========
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period
    (000s)                        $190,433      $195,725   $200,524   $182,037   $136,615    $171,774
  Ratios to average net assets:
    Operating expenses               0.245%(d)     0.245%     0.245%     0.245%     0.245%      0.245%(d)
    Net investment income             1.72%(d)      1.64%      1.78%      1.54%      1.37%       1.18%(d)
  Portfolio turnover rate                4%            8%         9%        12%        13%         14%

---------------
(a) Administrative Shares commenced operations on April 18, 2001.
(b) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d) Annualized.
*   Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A SERVICE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                            Six Months
                                               Ended         Year        Year        Period
                                              6/30/06       Ended       Ended         Ended
                                            (Unaudited)    12/31/05    12/31/04    12/31/03(a)
                                            -----------    --------    --------    -----------
PER SHARE OPERATING PERFORMANCE(B):
NET ASSET VALUE, BEGINNING OF PERIOD          $ 10.40      $ 10.10     $  9.33       $  6.94
                                              -------      -------     -------       -------
INVESTMENT OPERATIONS:
  Net investment income                          0.09*        0.16*       0.16*         0.10*
  Net realized and unrealized gain on
     investments                                 0.17         0.30        0.83          2.38
                                              -------      -------     -------       -------
       Total from investment operations          0.26         0.46        0.99          2.48
                                              -------      -------     -------       -------
LESS DISTRIBUTIONS FROM:
  Net investment income                            --        (0.16)      (0.22)        (0.09)
                                              -------      -------     -------       -------
  Net increase in net assets                     0.26         0.30        0.77          2.39
                                              -------      -------     -------       -------
NET ASSET VALUE, END OF PERIOD                $ 10.66      $ 10.40     $ 10.10       $  9.33
                                              =======      =======     =======       =======
TOTAL RETURN(C)                                  2.54%        4.56%      10.51%        35.71%
                                              =======      =======     =======       =======
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (000s)            $42,266      $39,086     $12,964       $84,244
  Ratios to average net assets:
     Operating expenses                         0.345%(d)    0.345%      0.345%        0.345%(d)
     Net investment income                       1.62%(d)     1.56%       1.67%         1.45%(d)
  Portfolio turnover rate                           4%           8%          9%           12%

---------------
(a) Service Shares commenced operations on March 10, 2003.
(b) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d) Annualized.
*   Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A CLASS R SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                              Six Months
                                                                 Ended
                                                                6/30/06     Period Ended
                                                              (Unaudited)   12/31/2005(a)
                                                              -----------   -------------
PER SHARE OPERATING PERFORMANCE(B):
NET ASSET VALUE, BEGINNING OF PERIOD                            $10.40         $ 9.98
                                                                ------         ------
INVESTMENT OPERATIONS:
  Net investment income                                           0.07*          0.08*
  Net realized and unrealized loss on investments                 0.18           0.41
                                                                ------         ------
     Total from investment operations                             0.25           0.49
                                                                ------         ------
LESS DISTRIBUTIONS FROM:
  Net investment income                                             --          (0.07)
                                                                ------         ------
  Net increase (decrease) in net assets                           0.25           0.42
                                                                ------         ------
NET ASSET VALUE, END OF PERIOD                                  $10.65         $10.40
                                                                ======         ======
TOTAL RETURN(C)                                                   2.38%          4.92%
                                                                ======         ======
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (000s)                              $1,365         $  105
  Ratios to average net assets:
     Operating expenses                                          0.695%(d)      0.650%(d)
     Net investment income                                        1.31%(d)       1.37%(d)
  Portfolio turnover rate                                            4%             8%

---------------
(a) Class R Shares commenced operations on June 7, 2005.
(b) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d) Annualized.
*   Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund and the State Street U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Equity 500 Index Fund (the "Fund"). The Fund is authorized to issue an unlimited number of shares, with no par value.

The Fund commenced operations on April 18, 2001. As of June 30, 2006, the Fund and the State Street Institutional Liquid Reserves Fund were the only series of the Trust that had commenced operations. The Fund offers Administrative Shares (formerly Class A Shares), Service Shares (formerly Class B Shares) and Class R Shares, respectively. Administrative Shares commenced operations on April 18, 2001, Service Shares commenced operations on March 10, 2003, and Class R Shares commenced operations on June 7, 2005.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (9.602% at June 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in preparation of its financial statements.

SECURITY VALUATION: The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized and unrealized gains and

STATE STREET EQUITY 500 INDEX FUND

JUNE 30, 2006 (UNAUDITED)

losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by each class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS: Dividends, if any, are declared and paid, at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

The tax character of distributions paid to shareholders during the year ended December 31, 2005 was $3,597,957.

FEDERAL INCOME TAXES: The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so electing and qualifying, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These book tax differences are primarily due to wash sales loss deferrals.

At December 31, 2005, the Fund had capital loss carry forwards in the amount of $26,594,208, of which $18,165,550, $7,776,419, $78,263, $357,924 and $216,052
may be utilized to offset future net realized capital gains until expiration dates of December 31, 2009, December 31, 2010, December 31, 2011, December 31, 2012 and December 31, 2013, respectively. Post-October losses of $195,861 were deferred to the current year.

At June 30, 2006, the cost of investments computed on a book basis was $177,630,863, resulting in $56,387,400 of unrealized appreciation.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with generally accepted accounting principles in the United States that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio pays a unitary fee of 0.045% of its average daily net assets to State Street Bank & Trust Company ("State Street") for SSgA Funds Management, Inc.'s ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street, services as the investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary

STATE STREET EQUITY 500 INDEX FUND

JUNE 30, 2006 (UNAUDITED)

operating expenses of the Portfolio, including ordinary legal and audit expenses). For the period ended June 30, 2006, the Fund's pro-rata share of these expenses amounted to $53,256. The Fund has also retained SSgA FM to serve as its investment adviser, but pays no advisory fee to SSgA FM as long as the Fund invests all of its assets in the Portfolio or another investment company. State Street is also the administrator for the Fund, the custodian for the Fund's assets, and serves as the transfer agent to the Fund. As compensation for its services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Fund, including ordinary legal and audit expenses), State Street receives a fee at an annual rate of 0.05% of average daily net assets of the Fund. Under this arrangement, the Fund's expenses for the period ended June 30, 2006 amounted to $59,144.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund may compensate financial intermediaries in connection with the distribution of Administrative, Service and Class R Shares and for services provided to the Fund's shareholders. The Fund made payments under the Rule 12b-1 Plan at an annual rate of 0.25% of average daily net assets for Service Shares of the Fund, an annual rate of 0.15% of average daily net assets for Administrative Shares of the Fund and an annual rate of 0.60% of average daily net assets for Class R Shares of the Fund. For the period ended June 30, 2006, the Fund accrued $199,236, which is payable to financial intermediaries pursuant to the Rule 12b-1 plan.

4. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

STATE STREET EQUITY 500 INDEX FUND

GENERAL INFORMATION (UNAUDITED)
JUNE 30, 2006

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX FUND
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                    STATE STREET EQUITY 500 INDEX PORTFOLIO
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

STATE STREET EQUITY 500 INDEX PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2006 to June 30, 2006.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the Portfolio's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2006

------------------------------------------------------------------------------------------------
                                                   BEGINNING         ENDING
                                                 ACCOUNT VALUE    ACCOUNT VALUE   EXPENSES PAID
                                                JANUARY 1, 2006   JUNE 30, 2006   DURING PERIOD*
------------------------------------------------------------------------------------------------
 BASED ON ACTUAL PORTFOLIO RETURN                  $1,000.00        $1,026.90         $0.23
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
 BASED ON HYPOTHETICAL (5% RETURN BEFORE
 EXPENSES)                                         $1,000.00        $1,024.57         $0.23
------------------------------------------------------------------------------------------------

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of June 30, 2006 was 0.045% . The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                         JUNE 30, 2006
----------------------------------------------------------------------------
Common Stocks                                                       98.2%
----------------------------------------------------------------------------
Money Market Funds                                                   0.9
----------------------------------------------------------------------------
U.S. Government Securities                                           0.2
----------------------------------------------------------------------------
Liabilities less cash and other assets                               0.7
----------------------------------------------------------------------------
Total                                                              100.0%
----------------------------------------------------------------------------

    TOP FIVE SECTORS (EXCLUDING SHORT-TERM INVESTMENTS)*       JUNE 30, 2006
----------------------------------------------------------------------------
Financials                                                         21.0%
----------------------------------------------------------------------------
Information Technology                                             14.4
----------------------------------------------------------------------------
Health Care                                                        12.0
----------------------------------------------------------------------------
Industrials                                                        11.5
----------------------------------------------------------------------------
Consumer Discretionary                                             10.3
----------------------------------------------------------------------------
Total                                                              69.2%
----------------------------------------------------------------------------

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
COMMON STOCKS -- 98.2%
CONSUMER DISCRETIONARY -- 10.3%
Amazon.Com, Inc.(a)                 64,300     $    2,487
Apollo Group, Inc.(a)               29,475          1,523
AutoNation, Inc.(a)                 30,136            646
AutoZone, Inc.(a)                   11,387          1,004
Bed Bath & Beyond, Inc.(a)          59,014          1,958
Best Buy Co., Inc.                  84,281          4,622
Big Lots, Inc.(a)                   24,438            417
Black & Decker Corp.                16,033          1,354
Brunswick Corp.                     19,929            663
Carnival Corp.                      90,619          3,782
CBS Corp.                          161,898          4,379
Centex Corp.                        25,776          1,297
Circuit City Stores, Inc.           31,439            856
Clear Channel Communications,
  Inc.                             104,465          3,233
Coach, Inc.(a)                      80,700          2,413
Comcast Corp.(a)                   439,767         14,398
Cooper Tire & Rubber Co.            12,537            140
D.R. Horton, Inc.                   56,700          1,351
Darden Restaurants, Inc.            27,410          1,080
Dillard's, Inc. Class A             13,653            435
Dollar General Corp.                64,115            896
Dow Jones & Co., Inc.               12,526            439
Eastman Kodak Co.                   60,837          1,447
eBay, Inc.(a)                      240,520          7,045
EW Scripps Co.                      18,000            777
Family Dollar Stores, Inc.          33,068            808
Federated Department Stores,
  Inc.                             115,880          4,241
Ford Motor Co.                     388,655          2,693
Fortune Brands, Inc.                30,466          2,163
Gannett Co., Inc.                   49,938          2,793
Gap, Inc.                          113,930          1,982
General Motors Corp.               117,773          3,508
Genuine Parts Co.                   35,493          1,479
Goodyear Tire & Rubber Co.(a)       37,942            421
H&R Block, Inc.                     68,820          1,642
Harley-Davidson, Inc.               55,738          3,059
Harman International
  Industries, Inc.                  13,900          1,187
Harrah's Entertainment, Inc.        38,433          2,736
Hasbro, Inc.                        36,787            666

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Hilton Hotels Corp.                 68,543     $    1,938
Home Depot, Inc.                   430,257         15,399
International Game Technology       70,352          2,669
Interpublic Group of Cos.,
  Inc.(a)                           88,477            739
JC Penney & Co., Inc.               49,188          3,321
Johnson Controls, Inc.              40,396          3,321
Jones Apparel Group, Inc.           23,979            762
KB HOME                             15,862            727
Kohl's Corp.(a)                     70,710          4,180
Leggett & Platt, Inc.               38,254            956
Lennar Corp. Class A                28,700          1,273
Limited Brands                      70,969          1,816
Liz Claiborne, Inc.                 22,041            817
Lowe's Cos., Inc.                  161,423          9,794
Marriot International, Inc.
  Class A                           67,678          2,580
Mattel, Inc.                        81,445          1,345
McDonald's Corp.                   259,253          8,711
McGraw-Hill, Inc.                   74,326          3,733
Meredith Corp.                       8,947            443
New York Times Co. Class A          30,745            755
Newell Rubbermaid, Inc.             57,721          1,491
News Corp. Class A                 492,200          9,440
NIKE, Inc. Class B                  39,513          3,201
Nordstrom, Inc.                     44,576          1,627
Office Depot, Inc.(a)               59,670          2,267
OfficeMax, Inc.                     14,319            584
Omnicom Group, Inc.                 35,617          3,173
Pulte Homes, Inc.                   44,872          1,292
Radioshack Corp.                    28,653            401
Sears Holdings Corp.(a)             20,152          3,120
Sherwin-Williams Co.                23,570          1,119
Snap-On, Inc.                       12,548            507
Stanley Works                       14,432            682
Staples, Inc.                      152,125          3,700
Starbucks Corp.(a)                 159,552          6,025
Starwood Hotels & Resorts
  Worldwide, Inc. Class B           45,212          2,728
Target Corp.                       179,657          8,780
Tiffany & Co.                       30,068            993
Time Warner, Inc.                  891,447         15,422
TJX Cos., Inc.                      94,713          2,165
Tribune Co.                         54,955          1,782

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
CONSUMER DISCRETIONARY -- (CONTINUED)
Univision Communications, Inc.
  Class A(a)                        46,818     $    1,568
V.F. Corp.                          18,488          1,256
Viacom, Inc.(a)                    150,698          5,401
Walt Disney Co.                    456,873         13,706
Wendy's International, Inc.         23,967          1,397
Whirlpool Corp.                     16,262          1,344
Yum! Brands, Inc.                   56,422          2,836
                                              ------------
                                                  251,306
                                              ------------
CONSUMER STAPLES -- 9.4%
Alberto Culver Co. Class B          16,058            782
Altria Group, Inc.                 434,864         31,932
Anheuser-Busch Cos., Inc.          161,167          7,348
Archer-Daniels-Midland Co.         136,567          5,637
Avon Products, Inc.                 94,448          2,928
Brown-Forman Corp. Class B          17,182          1,228
Campbell Soup Co.                   38,183          1,417
Clorox Co.                          31,310          1,909
Coca-Cola Co.                      426,735         18,358
Coca-Cola Enterprises, Inc.         64,300          1,310
Colgate-Palmolive Co.              107,035          6,411
ConAgra Foods, Inc.                108,046          2,389
Constellation Brands, Inc.
  Class A(a)                        40,600          1,015
Costco Wholesale Corp.              97,951          5,596
CVS Corp.                          170,484          5,234
Dean Foods Co.(a)                   28,400          1,056
Estee Lauder Cos, Inc.              25,400            982
General Mills, Inc.                 74,364          3,842
H.J. Heinz Co.                      70,320          2,899
Hershey Foods Corp.                 37,308          2,055
Kellogg Co.                         50,529          2,447
Kimberly-Clark Corp.                95,564          5,896
Kroger Co.                         152,022          3,323
McCormick & Co., Inc.               27,400            919
Molson Coors Brewing Co., Class
  B                                 12,244            831
Pepsi Bottling Group, Inc.          28,353            911
PepsiCo, Inc.                      344,110         20,660
Procter & Gamble Co.               683,457         38,000
Reynolds American, Inc.             17,840          2,057
Safeway, Inc.                       93,693          2,436

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Sara Lee Corp.                     158,717     $    2,543
SuperValu, Inc.                     43,003          1,320
Sysco Corp.                        129,281          3,951
Tyson Foods, Inc., Class A          53,800            799
UST Corp.                           33,547          1,516
Wal-Mart Stores, Inc.              520,628         25,079
Walgreen Co.                       210,210          9,426
Whole Foods Market, Inc.            29,000          1,875
Wrigley Wm., Jr. Co.                45,670          2,072
                                              ------------
                                                  230,389
                                              ------------
ENERGY -- 9.9%
Anadarko Petroleum Corp.            96,108          4,583
Apache Corp.                        69,030          4,711
Baker Hughes, Inc.                  70,880          5,802
BJ Services Co.                     67,510          2,515
Chesapeake Energy Corp.             80,900          2,447
ChevronTexaco Corp.                461,588         28,646
ConocoPhillips                     343,696         22,522
Devon Energy Corp.                  91,422          5,523
El Paso Corp.                      145,394          2,181
EOG Resources, Inc.                 50,568          3,506
ExxonMobil Corp.                 1,260,302         77,320
Halliburton Co.                    107,386          7,969
Hess Corp.                          50,106          2,648
Kerr-McGee Corp.                    47,142          3,269
Kinder Morgan, Inc.                 21,938          2,191
Marathon Oil Corp.                  75,357          6,277
Murphy Oil Corp.                    34,800          1,944
Nabors Industries, Ltd.(a)          64,330          2,174
National Oilwell Varco, Inc.(a)     36,300          2,299
Noble Corp.                         28,523          2,123
Occidental Petroleum Corp.          89,123          9,140
Rowan Cos., Inc.                    23,239            827
Schlumberger, Ltd.                 245,614         15,992
Sunoco, Inc.                        27,956          1,937
Transocean, Inc.(a)                 67,495          5,421
Valero Energy Corp.                128,000          8,515
Weatherford International
  Ltd.(a)                           72,800          3,612
Williams Cos., Inc.                123,737          2,891
XTO Energy, Inc.                    75,800          3,356
                                              ------------
                                                  242,341
                                              ------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
ENERGY -- (CONTINUED)
FINANCIALS -- 21.0%
ACE, Ltd.                           68,155     $    3,448
AFLAC, Inc.                        103,616          4,803
Allstate Corp.                     132,107          7,230
Ambac Financial Group, Inc.         22,047          1,788
American Express Co.               256,773         13,665
American International Group,
  Inc.                             540,983         31,945
Ameriprise Financial, Inc.          50,594          2,260
AmSouth Bancorp                     72,519          1,918
AON Corp.                           66,023          2,299
Apartment Investment &
  Management Co. Class A            20,500            891
Archstone-Smith Trust               44,300          2,254
Bank of America Corp.              950,428         45,716
Bank of New York Co., Inc.         161,179          5,190
BB&T Corp.                         115,018          4,784
Bear Stearns Cos., Inc.             25,299          3,544
Boston Properties, Inc.             19,100          1,727
Capital One Financial Corp.         63,015          5,385
Charles Schwab Corp.               214,993          3,436
Chubb Corp.                         86,778          4,330
Cincinnati Financial Corp.          36,505          1,716
CIT Group, Inc.                     42,000          2,196
Citigroup, Inc.                  1,035,371         49,946
Comerica, Inc.                      33,832          1,759
Commerce Bancorp, Inc.              38,300          1,366
Compass Bancshares, Inc.            27,100          1,507
Countrywide Financial Corp.        127,286          4,847
E*Trade Financial Corp.(a)          89,400          2,040
Equity Office Properties Trust      75,941          2,773
Equity Residential                  60,907          2,724
Fannie Mae                         201,429          9,689
Federal Home Loan Mortgage
  Corp.                            143,746          8,195
Federated Investors, Inc. Class
  B                                 18,100            570
Fifth Third Bancorp                116,000          4,286
First Horizon National Corp.        26,117          1,050
Franklin Resources, Inc.            31,744          2,756
Genworth Financial, Inc.            75,700          2,637
Golden West Financial Corp.         53,622          3,979
Goldman Sachs Group, Inc.           89,900         13,524

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Hartford Financial Services
  Group, Inc.                       63,088     $    5,337
Huntington Bancshares, Inc.         50,554          1,192
J.P. Morgan Chase & Co.            723,619         30,392
Janus Capital Group, Inc.           44,919            804
KeyCorp                             83,709          2,987
Kimco Realty Corp.                  44,300          1,616
Legg Mason, Inc.                    27,600          2,747
Lehman Brothers Holdings, Inc.     111,336          7,253
Lincoln National Corp.              59,492          3,358
Loews Corp.                         84,942          3,011
M & T Bank Corp.                    16,300          1,922
Marsh & McLennan Cos., Inc.        113,936          3,064
Marshall & Ilsley Corp.             47,192          2,159
MBIA, Inc.                          27,758          1,625
Mellon Financial Corp.              86,323          2,972
Merrill Lynch & Co., Inc.          192,327         13,378
MetLife, Inc.                      157,807          8,081
MGIC Investment Corp.               18,362          1,193
Moody's Corp.                       51,030          2,779
Morgan Stanley                     222,943         14,092
National City Corp.                112,691          4,078
North Fork Bancorp, Inc.            96,535          2,912
Northern Trust Corp.                38,840          2,148
Plum Creek Timber Co., Inc.         38,580          1,370
PNC Financial Services Group,
  Inc.                              61,847          4,340
Principal Financial Group,
  Inc.                              58,150          3,236
Progressive Corp.                  162,588          4,180
ProLogis                            51,200          2,669
Prudential Financial, Inc.         102,800          7,988
Public Storage, Inc.                17,200          1,305
Regions Financial Corp.             95,609          3,167
SAFECO Corp.                        24,664          1,390
Simon Property Group, Inc.          38,363          3,182
SLM Corp.                           85,342          4,516
Sovereign Bancorp, Inc.             77,805          1,580
St. Paul Travelers Cos., Inc.      145,225          6,474
State Street Corp.(b)               69,525          4,039
SunTrust Banks, Inc.                75,572          5,763
Synovus Financial Corp.             67,604          1,810
T. Rowe Price Group, Inc.           55,580          2,101
Torchmark Corp.                     20,676          1,255

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
FINANCIALS -- (CONTINUED)
U.S. Bancorp                       370,461     $   11,440
UnumProvident Corp.                 62,935          1,141
Vornado Realty Trust                24,700          2,409
Wachovia Corp.                     334,886         18,111
Washington Mutual, Inc.            199,913          9,112
Wells Fargo Co.                    349,811         23,466
XL Capital, Ltd. Class A            37,732          2,313
Zions Bancorp                       22,219          1,732
                                              ------------
                                                  513,362
                                              ------------
HEALTH CARE -- 12.0%
Abbott Laboratories                317,667         13,853
Aetna, Inc.                        118,528          4,733
Allergan, Inc.                      31,991          3,431
AmerisourceBergen Corp.             43,432          1,821
Amgen, Inc.(a)                     245,475         16,012
Applera Corp. -- Applied
  Biosystems Group                  38,367          1,241
Barr Pharmaceuticals, Inc.(a)       22,400          1,068
Bausch & Lomb, Inc.                 11,325            555
Baxter International, Inc.         136,126          5,004
Becton, Dickinson & Co.             51,829          3,168
Biogen Idec, Inc.(a)                71,673          3,321
Biomet, Inc.                        51,841          1,622
Boston Scientific Corp.(a)         254,012          4,278
Bristol-Myers Squibb Co.           409,217         10,582
C.R. Bard, Inc.                     21,594          1,582
Cardinal Health, Inc.               86,866          5,588
Caremark Rx, Inc.                   91,908          4,583
CIGNA Corp.                         24,989          2,462
Coventry Health Care, Inc.(a)       33,600          1,846
Eli Lilly & Co.                    235,197         12,999
Express Scripts, Inc.(a)            30,600          2,195
Fisher Scientific
  International, Inc.(a)            25,900          1,892
Forest Laboratories, Inc.(a)        68,306          2,643
Genzyme Corp.(a)                    54,105          3,303
Gilead Sciences, Inc.(a)            94,600          5,597
HCA, Inc.                           85,459          3,688
Health Management Associates,
  Inc. Class A                      50,398            993
Hospira, Inc.(a)                    32,236          1,384

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Humana, Inc.(a)                     34,425     $    1,849
IMS Health, Inc.                    41,881          1,125
Johnson & Johnson                  616,646         36,949
King Pharmaceuticals, Inc.(a)       49,932            849
Laboratory Corp. of America
  Holdings(a)                       26,300          1,637
Manor Care, Inc.                    16,651            781
McKesson Corp.                      63,831          3,018
Medco Health Solutions, Inc.(a)     62,672          3,590
MedImmune, Inc.(a)                  52,465          1,422
Medtronic, Inc.                    251,202         11,786
Merck & Co., Inc.                  454,303         16,550
Millipore Corp.(a)                  10,728            676
Mylan Laboratories Inc.             43,200            864
Patterson Cos., Inc.(a)             29,500          1,030
Pfizer, Inc.                     1,525,974         35,815
Quest Diagnostics Inc.              33,800          2,025
Schering-Plough Corp.              309,224          5,885
St. Jude Medical, Inc.(a)           74,794          2,425
Stryker Corp.                       60,908          2,565
Tenet Healthcare Corp.(a)           99,009            691
Thermo Electron Corp.(a)            33,929          1,230
UnitedHealth Group, Inc.           280,368         12,555
Watson Pharmaceuticals, Inc.(a)     22,003            512
Wellpoint, Inc.(a)                 132,678          9,655
Wyeth                              280,131         12,441
Zimmer Holdings, Inc.(a)            51,620          2,928
                                              ------------
                                                  292,297
                                              ------------
INDUSTRIALS -- 11.5%
3M Co.                             156,884         12,672
Allied Waste Industries,
  Inc.(a)                           50,667            576
American Power Conversion
  Corp.                             36,667            715
American Standard Cos., Inc.        37,321          1,615
Avery Dennison Corp.                22,970          1,334
Boeing Co.                         166,445         13,634
Burlington Northern Santa Fe
  Corp.                             76,250          6,043
Caterpillar, Inc.                  139,370         10,380
Cendant Corp.                      207,622          3,382
Cintas Corp.                        28,482          1,132
Cooper Industries, Ltd.             19,121          1,777
CSX Corp.                           45,824          3,228

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
INDUSTRIALS -- (CONTINUED)
Cummins, Inc.                        9,573     $    1,170
Danaher Corp.                       49,426          3,179
Deere & Co.                         48,741          4,069
Dover Corp.                         42,713          2,111
Eaton Corp.                         30,978          2,336
Emerson Electric Co.                85,335          7,152
Equifax, Inc.                       26,769            919
FedEx Corp.                         63,446          7,414
Fluor Corp.                         18,106          1,683
General Dynamics Corp.              83,912          5,493
General Electric Co.             2,165,923         71,389
Goodrich Co.                        25,755          1,038
Honeywell International, Inc.      172,142          6,937
Illinois Tool Works, Inc.           86,828          4,124
Ingersoll-Rand Co. Class A          68,600          2,935
ITT Industries, Inc.                38,404          1,901
L-3 Communications Holdings,
  Inc.                              25,200          1,901
Lockheed Martin Corp.               73,571          5,278
Masco Corp.                         83,074          2,462
Monster Worldwide, Inc.(a)          26,192          1,117
Navistar International Corp.(a)     13,180            324
Norfolk Southern Corp.              86,861          4,623
Northrop Grumman Corp.              71,478          4,579
PACCAR, Inc.                        34,570          2,848
Pall Corp.                          26,774            750
Parker-Hannifin Corp.               25,223          1,957
Pitney Bowes, Inc.                  45,939          1,897
R.R. Donnelley & Sons Co.           45,660          1,459
Raytheon Co.                        93,114          4,150
Robert Half International,
  Inc.                              36,214          1,521
Rockwell Automation, Inc.           37,120          2,673
Rockwell Collins, Inc.              35,419          1,979
Ryder Systems, Inc.                 12,780            747
Southwest Airlines Co.             147,740          2,418
Textron, Inc.                       26,975          2,487
Tyco International, Ltd.           423,848         11,656
Union Pacific Corp.                 56,340          5,237
United Parcel Service, Inc.
  Class B                          225,800         18,590
United Technologies Corp.          210,414         13,344

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
W.W. Grainger, Inc.                 16,109     $    1,212
Waste Management, Inc.             113,279          4,064
                                              ------------
                                                  279,611
                                              ------------
INFORMATION TECHNOLOGY -- 14.4%
ADC Telecommunications, Inc.(a)     25,018            422
Adobe Systems, Inc.                125,242          3,802
Advanced Micro Devices, Inc.(a)    100,184          2,447
Affiliated Computer Services,
  Inc.(a)                           24,600          1,270
Agilent Technologies, Inc.(a)       89,297          2,818
Altera Corp.(a)                     75,978          1,333
Analog Devices, Inc.                74,861          2,406
Andrew Corp.(a)                     34,827            309
Apple Computer, Inc.(a)            176,992         10,110
Applied Materials, Inc.            325,061          5,292
Autodesk, Inc.                      48,430          1,669
Automatic Data Processing,
  Inc.                             120,238          5,453
Avaya, Inc.(a)                      87,415            998
BMC Software, Inc.(a)               44,636          1,067
Broadcom Corp.(a)                   95,769          2,878
CA, Inc.                            95,129          1,955
CIENA Corp.(a)                     126,088            607
Cisco Systems, Inc.(a)           1,271,159         24,826
Citrix Systems, Inc.(a)             38,153          1,531
Computer Sciences Corp.(a)          39,182          1,898
Compuware Corp.(a)                  78,557            526
Comverse Technology, Inc.(a)        42,838            847
Convergys Corp.(a)                  28,605            558
Corning, Inc.(a)                   325,585          7,876
Dell, Inc.(a)                      472,791         11,541
Electronic Arts, Inc.(a)            63,400          2,729
Electronic Data Systems Corp.      107,786          2,593
EMC Corp.(a)                       491,541          5,392
First Data Corp.                   159,204          7,171
Fiserv, Inc.(a)                     36,347          1,649
Freescale Semiconductor,
  Inc.(a)                           84,108          2,473
Gateway, Inc.(a)                    65,065            124
Google, Inc.(a)                     42,910         17,993
Hewlett-Packard Co.                580,819         18,400
Intel Corp.                      1,211,203         22,952
International Business Machines
  Corp.                            322,818         24,799

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
INFORMATION TECHNOLOGY -- (CONTINUED)
Intuit, Inc.(a)                     35,351     $    2,135
Jabil Circuit, Inc.                 36,613            937
JDS Uniphase Corp.(a)              352,519            892
Juniper Networks, Inc.(a)          117,100          1,872
KLA-Tencor Corp.                    41,864          1,740
Lexmark International Group,
  Inc. Class A(a)                   21,702          1,212
Linear Technology Corp.             63,675          2,132
LSI Logic Corp.(a)                  81,935            733
Lucent Technologies, Inc.(a)       931,672          2,255
Maxim Integrated Products, Inc.     67,156          2,156
Micron Technology, Inc.(a)         151,532          2,282
Microsoft Corp.                  1,827,204         42,574
Molex, Inc.                         29,510            991
Motorola, Inc.                     513,998         10,357
National Semiconductor Corp.        70,318          1,677
NCR Corp.(a)                        38,184          1,399
Network Appliance, Inc.(a)          78,067          2,756
Novell, Inc.(a)                     68,842            456
Novellus Systems, Inc.(a)           27,369            676
NVIDIA Corp.(a)                     73,902          1,573
Oracle Corp.(a)                    810,519         11,744
Parametric Technology Corp.
  New(a)                            23,296            296
Paychex, Inc.                       69,527          2,710
PerkinElmer, Inc.                   27,257            570
PMC-Sierra, Inc.(a)                 43,224            406
QLogic Corp.(a)                     34,290            591
QUALCOMM, Inc.                     348,878         13,980
Sabre Holdings Corp. Class A        28,424            625
SanDisk Corp.(a)                    40,800          2,080
Sanmina-SCI Corp.(a)               112,858            519
Solectron Corp.(a)                 187,214            640
Sun Microsystems, Inc.(a)          732,888          3,042
Symantec Corp.(a)                  214,834          3,339
Symbol Technologies, Inc.           52,185            563
Tektronix, Inc.                     16,729            492
Tellabs, Inc.(a)                    93,575          1,245
Teradyne, Inc.(a)                   41,392            577
Texas Instruments, Inc.            324,203          9,820
Unisys Corp.(a)                     72,779            457
VeriSign, Inc.(a)                   51,300          1,189

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Waters Corp.(a)                     21,857     $      970
Xerox Corp.(a)                     190,442          2,649
Xilinx, Inc.                        72,204          1,635
Yahoo!, Inc.(a)                    262,080          8,649
                                               ----------
                                                  350,307
                                               ----------
MATERIALS -- 3.1%
Air Products & Chemicals, Inc.      46,489          2,972
Alcoa, Inc.                        180,846          5,852
Allegheny Technologies, Inc.        18,029          1,248
Ashland, Inc.                       14,980            999
Ball Corp.                          21,670            803
Bemis Co., Inc.                     21,628            662
Consol Energy, Inc.                 38,300          1,789
Dow Chemical Co.                   200,999          7,845
E.I. Du Pont de Nemours & Co.      191,639          7,972
Eastman Chemical Co.                16,862            911
Ecolab, Inc.                        38,226          1,551
Freeport-McMoRan Copper & Gold,
  Inc. Class B                      39,514          2,189
Hercules, Inc.(a)                   24,698            377
International Flavors &
  Fragrances, Inc.                  16,204            571
International Paper Co.            102,856          3,322
Louisiana-Pacific Corp.             21,959            481
MeadWestvaco Corp.                  37,588          1,050
Monsanto Co.                        56,246          4,735
Newmont Mining Corp.                94,042          4,978
Nucor Corp.                         64,808          3,516
Pactiv Corp.(a)                     29,764            737
Phelps Dodge Corp.                  42,510          3,493
PPG Industries, Inc.                34,490          2,276
Praxair, Inc.                       67,420          3,641
Rohm & Haas Co.                     29,896          1,498
Sealed Air Corp.                    17,036            887
Sigma-Aldrich Corp.                 13,793          1,002
Temple-Inland, Inc.                 22,928            983
United States Steel Corp.           22,802          1,599
Vulcan Materials Co.                20,996          1,638
Weyerhaeuser Co.                    51,624          3,214
                                               ----------
                                                   74,791
                                               ----------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
MATERIALS -- (CONTINUED)
TELECOMMUNICATION SERVICES -- 3.3%
ALLTEL Corp.                        80,898     $    5,164
AT&T, Inc.                         809,553         22,578
BellSouth Corp.                    376,528         13,630
CenturyTel, Inc.                    23,808            884
Citizens Communications Co.         68,877            899
Embarq Corp.(a)                     31,045          1,273
Qwest Communications
  International, Inc.(a)           325,122          2,630
Sprint Corp. (Fon Group)           620,000         12,394
Verizon Communications, Inc.       607,410         20,342
                                               ----------
                                                   79,794
                                               ----------
UTILITIES -- 3.3%
AES Corp.(a)                       137,914          2,545
Allegheny Energy, Inc.(a)           33,899          1,257
Ameren Corp.                        42,542          2,148
American Electric Power Co.,
  Inc.                              82,254          2,817
CenterPoint Energy, Inc.            63,893            799
CMS Energy Corp.(a)                 46,605            603
Consolidated Edison, Inc.           51,122          2,272
Constellation Energy Group,
  Inc.                              37,103          2,023
Dominion Resources, Inc.            72,587          5,429
DTE Energy Co.                      36,946          1,505
Duke Energy Corp.                  256,899          7,545
Dynegy Inc. Class A(a)              77,330            423
Edison International                67,762          2,643
Entergy Corp.                       43,243          3,059
Exelon Corp.                       139,078          7,904
FirstEnergy Corp.                   68,812          3,730
FPL Group, Inc.                     84,078          3,479
KeySpan Corp.                       35,806          1,447
Nicor, Inc.                          9,313            386
NiSource, Inc.                      57,867          1,264
Peoples Energy Corp.                 8,131            292
PG&E Corp.                          72,023          2,829
Pinnacle West Capital Corp.         20,581            821
PPL Corp.                           79,236          2,559

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Progress Energy, Inc.               52,408     $    2,247
Public Service Enterprise
  Group, Inc.                       52,422          3,466
Sempra Energy                       53,789          2,446
Southern Co.                       154,958          4,966
TECO Energy, Inc.                   43,276            647
TXU Corp.                           96,496          5,770
Xcel Energy, Inc.                   83,797          1,607
                                               ----------
                                                   80,928
                                               ----------
TOTAL COMMON STOCKS
  (Cost $1,666,913,046)                         2,395,126
                                               ----------
                                    PAR
                                   AMOUNT
                                   (000)
                                 ----------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury Bill
  4.70% due 09/07/06(c)(d)       $   4,299          4,261
                                               ----------
TOTAL U.S. GOVERNMENT
  SECURITIES
  (Cost $4,260,834)                                 4,261
                                               ----------
                                   SHARES
                                   (000)
                                 ----------
MONEY MARKET FUNDS -- 0.9%
AIM Short Term Investment Prime
  Portfolio                         21,566     $   21,566
Federated Money Market
  Obligations Trust                    513            513
                                               ----------
TOTAL MONEY MARKET FUNDS
  (Cost $22,078,843)                               22,079
                                               ----------
TOTAL INVESTMENTS -- 99.3%
(identified cost
  $1,693,252,723)                               2,421,466
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.7%                              16,265
                                               ----------
NET ASSETS -- 100.0%                           $2,437,731
                                               ==========

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                   NUMBER      UNREALIZED
                                     OF       APPRECIATION
                                 CONTRACTS       (000)
                                 ----------   ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures
  Contracts (long) Expiration
  Date 09/2006                         666     $    1,041
                                               ----------
Total unrealized appreciation
  on open futures contracts
  purchased                                    $    1,041
                                               ==========

---------------
(a) Non-income producing security.
(b) Affiliated issuer.
(c) Security held as collateral in relation to initial margin requirements on futures contracts.
(d) Rate represents annualized yield at date of purchase.

AFFILIATE TABLE

                            NUMBER OF                                                           INCOME EARNED
                           SHARES HELD   SHARES PURCHASED   SHARES SOLD FOR      NUMBER OF        FOR THE 6      REALIZED GAIN
                               AT        FOR THE 6 MONTHS    THE 6 MONTHS     SHARES HELD AT     MONTHS ENDED    ON SHARES SOLD
SECURITY DESCRIPTION       12/31/2005     ENDED 6/30/06      ENDED 6/30/06        6/30/06       6/30/06 (000)        (000)
--------------------       -----------   ----------------   ---------------   ---------------   --------------   --------------
State Street Corp.           70,325           1,200              2,000            69,525             $27              $42

                       See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)
(Amounts in thousands)

ASSETS
Investments in unaffiliated issuers at market (identified
  cost $1,690,939)                                             $2,417,427
Investments in non-controlled affiliates at market
  (identified cost $2,314) (Note 4)                                 4,039
                                                               ----------
                                                                2,421,466

Receivables:
  Investment securities sold                                       13,639
  Dividends and interest                                            2,921
                                                               ----------
     Total assets                                               2,438,026
LIABILITIES
Payables:
  Daily variation margin on futures contracts                         110
  Management fees (Note 4)                                            185
                                                               ----------
     Total liabilities                                                295
                                                               ----------
NET ASSETS                                                     $2,437,731
                                                               ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
(Amounts in thousands)

INVESTMENT INCOME
  Dividend income -- unaffiliated issuers                               $22,997
  Dividend income -- non-controlled affiliated issuer                        27
  Interest                                                                1,312
                                                                        -------
     Total Investment Income                                             24,336
                                                                        -------
EXPENSES
  Management fees (Note 4)                                    $   557
                                                              -------
     Total Expenses                                                         557
                                                                        -------
NET INVESTMENT INCOME                                                    23,779
                                                                        -------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments -- unaffiliated issuers                          (4,121)
  Investments -- non-controlled affiliated issuer                  42
  Futures contracts                                            (1,439)
                                                              -------
                                                                         (5,518)
Net change in net unrealized appreciation (depreciation) on:
  Investments                                                  45,905
  Futures contracts                                             1,807
                                                              -------
                                                                         47,712
                                                                        -------
Net realized and unrealized gain                                         42,194
                                                                        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $65,973
                                                                        =======

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                             For the
                                                         Six Months Ended        For the
                                                          June 30, 2006         Year Ended
                                                           (Unaudited)      December 31, 2005
                                                         ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income................................     $   23,779          $   45,936
  Net realized loss on investments and futures
     contracts.........................................         (5,518)             (7,186)
  Net change in net unrealized appreciation
     (depreciation)....................................         47,712              63,727
                                                            ----------          ----------
     Net increase in net assets resulting from
       operations......................................         65,973             102,477
                                                            ----------          ----------

CAPITAL TRANSACTIONS
  Proceeds from contributions..........................        117,084             278,352
  Fair value of withdrawals............................       (198,435)           (457,339)
  Withdrawals in-kind..................................             --            (237,848)
                                                            ----------          ----------
     Net decrease in net assets from capital
       transactions....................................        (81,351)           (416,835)
                                                            ----------          ----------
TOTAL NET DECREASE IN NET ASSETS.......................        (15,378)           (314,358)
NET ASSETS
Beginning of period....................................      2,453,109           2,767,467
                                                            ----------          ----------
End of period..........................................     $2,437,731          $2,453,109
                                                            ==========          ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                   For the
                                 Six Months
                                    Ended         Year         Year         Year         Year         Year
                                   6/30/06       Ended        Ended        Ended        Ended        Ended
                                 (Unaudited)    12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                                 -----------    --------     --------     --------     --------     --------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in
    thousands)                   $2,437,731    $2,453,109   $2,767,467   $2,714,672   $1,992,548   $2,692,298
  Ratios to average net assets:
    Operating expenses                0.045%+       0.045%       0.045%       0.045%       0.045%       0.045%
    Net investment income              1.92%+        1.84%        1.97%        1.74%        1.57%        1.34%
    Portfolio turnover rate*              4%++          8%           9%          12%          13%          14%
    Total return(a)                    2.69%++       4.87%       10.86%       28.62%      (22.16)%     (11.94)%

---------------
*   The portfolio turnover rate excludes in-kind security transactions.
+   Annualized
++  Not Annualized
(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)

1. ORGANIZATION

The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises six investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At June 30, 2006, only the Portfolio and State Street Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2006 (UNAUDITED)

on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS

For the six months ended June 30, 2006, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind withdrawals, aggregated to $94,209,892 and $139,808,353, respectively. The aggregate value of in-kind withdrawals was $0.

At June 30, 2006, the book cost of investments was $1,693,252,723 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2006 (UNAUDITED)

$821,744,395 and $93,531,438, respectively, resulting in net appreciation of $728,212,957 for all securities as computed on a federal income tax basis.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at June 30, 2006 is listed in the Portfolio of Investments.

5. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust

STATE STREET EQUITY 500 INDEX PORTFOLIO

GENERAL INFORMATION (UNAUDITED)
JUNE 30, 2006

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2006

                                   (UNAUDITED)

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Institutional Liquid Reserves Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Money Market Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2006 to June 30, 2006.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Fund's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2006

                                 Beginning     Ending    Expenses
                                  Account     Account      Paid
                                   Value       Value      During
                                   1/1/06     6/30/06    Period *
                                 ---------   ---------   --------
Based on Actual Fund Return      $1,000.00   $1,023.10     $0.60

Based on Hypothetical
   (5% return before expenses)   $1,000.00   $1,024.20     $0.60

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The Fund's annualized average weighted expense ratio as of June 30, 2006 was 0.12%, which includes the Fund's proportionate share of the expenses of the State Street Money Market Portfolio. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)

ASSETS
   Investment in State Street Money Market Portfolio, at value
      (identified cost $4,817,109,347) (Note 1)                  $4,817,109,347
   Receivable from adviser (Note 3)                                      32,699
   Prepaid expenses                                                      19,193
                                                                 --------------
      Total assets                                                4,817,161,239
LIABILITIES
   Payables:
      Administration, custody and transfer agent fees (Note 3)            6,073
      Distribution fees (Note 3)                                         59,372
      Registration and filing fees                                       61,611
      Professional fees                                                  15,377
      Accrued expenses and other liabilities                              4,966
                                                                 --------------
         Total liabilities                                              147,399
                                                                 --------------
NET ASSETS                                                       $4,817,013,840
                                                                 ==============
NET ASSETS CONSIST OF:
   Paid-in capital                                                4,817,011,184
   Accumulated net realized gains                                         2,656
                                                                 --------------
NET ASSETS                                                       $4,817,013,840
                                                                 ==============
Shares of beneficial interest outstanding                         4,817,011,184
Offering, net asset value, and redemption price per share        $         1.00
                                                                 ==============

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INCOME
   Interest income allocated from Portfolio (Note 2)         $87,589,250
   Expenses allocated from Portfolio (Note 3)                 (1,809,056)
                                                             -----------
                                                              85,780,194
                                                             -----------
EXPENSES
   Distribution fees (Note 3)                                    905,094
   Professional fees                                              10,358
   Administration and custody fees (Note 3)                       18,314
   Transfer agent fees (Note 3)                                   20,850
   Registration and filing fees                                  141,453
   Other expenses                                                 22,038
                                                             -----------
      Total Expenses                                           1,118,107
   Less: Fee reimbursements by investment adviser (Note 3)      (754,937)
                                                             -----------
      Total Net Expenses                                         363,170
                                                             -----------
NET INVESTMENT INCOME                                         85,417,024
                                                             -----------

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                            For the Six
                                                            Months Ended         For the
                                                           June 30, 2006        Year Ended
                                                            (Unaudited)     December 31, 2005
                                                          ---------------   -----------------
INCREASE IN NET ASSETS RESULTING FROM:
OPERATIONS:
   Net investment income                                  $    85,417,024    $    26,457,473
   Net realized gain on investments                                    --              2,656
                                                          ---------------    ---------------
   Net increase in net assets resulting from operations        85,417,024         26,460,129
                                                          ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                      (85,417,024)       (26,457,473)
                                                          ---------------    ---------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
   Shares sold                                             10,516,306,589      8,537,642,570
   Reinvestment of distributions                               85,416,998         26,457,473
   Shares redeemed                                         (7,424,456,749)    (7,305,993,589)
                                                          ---------------    ---------------
      Net increase from capital share transactions          3,177,266,838      1,258,106,454
                                                          ---------------    ---------------
   Net increase in net assets                               3,177,266,838      1,258,109,110
NET ASSETS, BEGINNING OF PERIOD                             1,639,747,002        381,637,892
                                                          ---------------    ---------------
NET ASSETS, END OF PERIOD                                 $ 4,817,013,840    $ 1,639,747,002
                                                          ===============    ===============
CHANGES IN SHARES:
   Shares sold                                             10,516,306,589      8,537,642,570
   Reinvestment of distributions                               85,416,998         26,457,473
   Shares redeemed                                         (7,424,456,749)    (7,305,993,589)
                                                          ---------------    ---------------
      Net increase in share                                 3,177,266,838      1,258,106,454
                                                          ===============    ===============

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period:

                                                  FOR THE
                                                 SIX MONTHS
                                                   ENDED                  YEAR           PERIOD
                                                 6/30/2006                ENDED          ENDED
                                                (UNAUDITED)            12/31/2005     12/31/2004*
                                                -----------            ----------     -----------
PER SHARE OPERATING PERFORMANCE (A):
NET ASSET VALUE, BEGINNING OF PERIOD            $   1.0000             $   1.0000     $ 1.0000
                                                ----------             ----------     --------
INVESTMENT OPERATIONS:
   Net investment income                            0.2310                 0.0315       0.0066
                                                ----------             ----------     --------
   Gain (loss) on investments                           --                 0.0000 **        --
                                                ----------             ----------     --------
      Total from investment operations              0.2310                 0.0315       0.0067
                                                ----------             ----------     --------
LESS DISTRIBUTIONS FROM:
Net investment income                              (0.2310)               (0.0315)     (0.0066)
                                                ----------             ----------     --------
NET ASSET VALUE, END OF PERIOD                  $   1.0000             $   1.0000     $ 1.0000
                                                ----------             ----------     --------
TOTAL RETURN (B)                                      2.31%                  3.19%        0.66%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $4,817,014             $1,639,747     $381,638
Ratio of gross expenses to average net assets         0.16% ***              0.17%        0.23%***
Ratio of net expenses to average net assets           0.12% ***              0.14%        0.15%***
Ratio of net investment income
   to average net assets                              4.79% ***              3.30%        1.67%***
Voluntary expense reimbursement (c)                   0.00% ***, ****        0.01%          --

----------
*    The Fund commenced operations on August 12, 2004.

**   Amount is less than $0.0001

***  Annualized.

**** Amount is less than 0.01%

(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Money Market Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund and the State Street U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Liquid Reserves Fund (the "Fund"). The Fund is authorized to issue an unlimited number of shares, with no par value.

The Fund commenced operations on August 12, 2004. As of June 30, 2006, the Fund and the State Street Equity 500 Index Fund were the only series of the Trust that had commenced operations.

It is the policy of the Fund to maintain a stable net asset value per share of $1.00. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.

The Fund invests all of its investable assets in interests in the State Street Money Market Portfolio (the "Portfolio"), a series of a separately registered investment compay called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.99% at June 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund's pro-rata share

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

of the Portfolio's realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

FEDERAL INCOME TAXES -The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio retains SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"), as its investment adviser. For such investment advisory services, the Portfolio pays SSgA FM a fee at the annual rate of 0.10% of its average daily net assets. The Fund has also retained SSgA FM to serve as its investment adviser, but pays no advisory fee to SSgA FM as long as the Fund invests substantially all of its assets in the Portfolio or another investment company.

SSgA FM has contractually agreed to cap the total operating expenses of the Fund (not including the pass-through expenses of the Portfolio) on an annual basis at 0.05% of the Fund's average daily net assets until November 1, 2007. In addition, effective August 1, 2005, SSgA FM voluntarily agreed to cap the total operating expenses of the Fund (not

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

including the pass-through expenses of the Portfolio) at 0.02% of the Fund's average daily net assets. This voluntary expense limitation may be revised or canceled at any time without notice. For the period ended June 30, 2006, SSgA FM reimbursed the Fund $754,937 under these agreements.

State Street serves as the Fund's administrator and custodian. The Fund pays State Street annual fees of $25,000 for administration services and $12,000 for custody and accounting services.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund may compensate financial intermediaries in connection with the distribution of Fund shares and for services provided to the Fund's shareholders. The Fund made payments under the Rule 12b-1 Plan at an annual rate of 0.05% of average daily net assets. State Street Global Markets LLC, an affiliated company of State Street, is among the financial intermediaries who may receive fees from the Fund under the Rule 12b-1 Plan. For the period ended June 30, 2006, the Fund accrued $905,094, which is payable to State Street Global Markets LLC, for services provided to the Fund's shareholders.

4. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
JUNE 30, 2006 (UNAUDITED)

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

TRANSFER AGENT
APLS Mutual Funds Services, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                       STATE STREET MONEY MARKET PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2006

                                   (UNAUDITED)

STATE STREET MONEY MARKET PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Money Market Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2006 to June 30, 2006.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2006

                                 BEGINNING     ENDING    EXPENSES
                                  ACCOUNT     ACCOUNT      PAID
                                   VALUE       VALUE      DURING
                                   1/1/06     6/30/06    PERIOD *
                                 ---------   ---------   --------
BASED ON ACTUAL PORTFOLIO
   RETURN                        $1,000.00   $1,018.90     $0.50

BASED ON HYPOTHETICAL
   (5% RETURN BEFORE EXPENSES)   $1,000.00   $1,024.30     $0.50

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of June 30, 2006 was 0.100%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*          JUNE 30, 2006
----------------------          -------------
Repurchase Agreements                39.4%
Yankee Certificate of Deposit        20.6
Commercial Paper                     18.8
Bank Note                            10.3
Certificate of Deposit                4.4
Euro Certificate of Deposit           2.4
Time Deposits                         1.9
Medium Term Note                      1.5
Promissory Note                       0.5
Other assets less liabilities         0.2
                                   ------
Total                              100.00%
                                   ======

MATURITY LADDER*   JUNE 30, 2006
----------------   -------------
3 Days                  41.4%
4-90 Days               27.6
90+ Days                31.0
                       -----
Total                  100.0%
                       =====

Average maturity      33 Days

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)

NAME OF ISSUER                             INTEREST    MATURITY      PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                           RATE        DATE         AMOUNT         COST +
------------------                         --------   ----------   ------------   ------------
COMMERCIAL PAPER -- 18.77%
ABCP CDO -- 3.93%
   Davis Square Funding IV                  5.280%    07/27/2006   $124,350,000   $123,875,812
   Klio III Funding Corp.                   5.280%    07/20/2006     65,778,000     65,594,698
                                                                                  ------------
                                                                                   189,470,510
                                                                                  ------------
ABCP CREDIT ARBITRAGE -- 1.52%
   Grampian Funding Ltd.                    5.100%    10/31/2006     25,000,000     24,567,917
   Grampian Funding Ltd.                    5.380%    12/18/2006     50,000,000     48,729,722
                                                                                  ------------
                                                                                    73,297,639
                                                                                  ------------
ABCP HYBRID -- 1.55%
   Giro Balanced Funding Corp.              5.240%    07/17/2006     75,000,000     74,825,333
                                                                                  ------------
ABCP RECEIVABLES AND SECURITIES -- 4.21%
   Amstel Funding Corp.                     4.635%    07/27/2006     25,000,000     24,916,313
   Bavaria TRR Corporation                  5.300%    07/25/2006     75,000,000     74,735,000
   Bavaria TRR Corporation                  5.320%    07/28/2006     75,200,000     74,899,952
   Sheffield Receivables Corp.              5.270%    08/03/2006     28,062,000     27,926,437
                                                                                  ------------
                                                                                   202,477,702
                                                                                  ------------
BANK FOREIGN -- 5.19%
   Danske Corp.                             4.565%    10/13/2006     70,000,000     69,076,856
   Macquarie Bank Ltd. (a)                  5.048%    07/18/2006     12,000,000     11,999,944
   Nordea North America, Inc.               5.330%    09/22/2006     75,000,000     74,078,354
   San Paolo IMI Financial Co.              5.295%    08/02/2006     45,000,000     44,788,200
   Santander Finance                        4.940%    07/18/2006     50,000,000     49,885,250
                                                                                  ------------
                                                                                   249,828,604
                                                                                  ------------
FINANCE CAPTIVE CONSUMER -- 2.37%
   General Electric Capital Corp.           5.230%    08/08/2006     75,000,000     74,585,958
   General Electric Capital Corp.           4.540%    10/13/2006     40,000,000     39,475,378
                                                                                  ------------
                                                                                   114,061,336
                                                                                  ------------
TOTAL COMMERCIAL PAPER                                                             903,961,124
                                                                                  ------------
CERTIFICATES OF DEPOSIT -- 4.36%
BANK DOMESTIC -- 4.36%
   Bank of America NA (b)                   5.315%    02/28/2007     50,000,000     50,000,000
   Washington Mutual Bank (b)               5.303%    04/20/2007     10,000,000     10,000,000
   Wells Fargo Bank NA                      5.310%    07/31/2006    150,000,000    149,998,756
                                                                                  ------------
TOTAL CERTIFICATES OF DEPOSIT                                                      209,998,756
                                                                                  ------------
YANKEE CERTIFICATES OF DEPOSIT -- 20.65%
BANK FOREIGN -- 20.65%
   Banco Bilbao Vizcaya NY                  5.135%    08/21/2006     30,000,000     29,996,896
   Barclays Bk PLC                          5.010%    11/27/2006     25,000,000     25,000,000
   BNP Paribas NT Branch                    5.340%    05/07/2007     75,000,000     75,000,000
   Calyon NY (b)                            5.320%    11/27/2006    125,000,000    125,000,000
   Credit Suisse First Boston               5.320%    08/04/2006    100,000,000    100,000,000
   Fortis Bank                              4.730%    10/13/2006     70,000,000     70,000,000
   HBOS Treasury Services NY                5.212%    06/19/2007    100,000,000    100,000,000
   Landesbank Baden- Wurtt NY               5.455%    09/22/2006    100,000,000    100,000,000

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)

NAME OF ISSUER                             INTEREST    MATURITY      PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                           RATE        DATE         AMOUNT         COST +
------------------                         --------   ----------   ------------   ------------
BANK FOREIGN -- (CONTINUED)
   Royal Bank of Scotland                   5.197%    11/20/2006   $ 75,000,000   $ 74,995,071
   Societe Generale NY                      5.204%    06/20/2007     95,000,000     94,977,406
   Svenska Handelsbanken AB                 5.110%    02/12/2007     50,000,000     49,993,859
   UBS AG                                   5.315%    08/08/2006    150,000,000    150,000,000
                                                                                  ------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                               994,963,232
                                                                                  ------------
EURO CERTIFICATES OF DEPOSIT -- 2.39%
BANK FOREIGN -- 2.39%
   Societe Generale                         5.310%    04/19/2007     20,000,000     20,000,000
   ABN - AMRO London                        5.335%    08/08/2006     75,000,000     75,000,394
   HSBC Bank PLC                            5.240%    11/08/2006     20,000,000     20,000,703
                                                                                  ------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                 115,001,097
                                                                                  ------------
BANK NOTES -- 10.28%
BANK DOMESTIC -- 7.48%
   American Express Bank FSB (b)            5.169%    03/15/2007     40,000,000     40,000,000
   American Express Co. (b)                 5.302%    07/20/2007     20,000,000     20,000,000
   American Express Credit Corp. (b)        5.110%    01/09/2007     75,000,000     74,997,908
   Bank of America NA (b)                   5.315%    04/18/2007     50,000,000     50,000,000
   JPMorgan Chase & Co. (b)                 5.115%    08/02/2007     50,000,000     50,000,000
   Marshall & Ilsley Bank (b)               5.070%    03/07/2007     75,000,000     74,989,888
   National City Bank of Indiana (b)        5.109%    04/04/2007     50,000,000     50,007,208
                                                                                  ------------
                                                                                   359,995,004
                                                                                  ------------
BANK FOREIGN -- 2.80%
   Alliance & Leicester PLC (a) (b)         5.330%    06/17/2007     35,000,000     35,000,000
   BNP Paribas (a) (b)                      5.144%    05/18/2007     25,000,000     25,000,000
   HBOS Treasury Services PLC (a) (b)       5.120%    08/09/2007     25,000,000     25,000,000
   National Australia Bank Ltd. (a) (b)     5.100%    08/07/2007     20,000,000     20,000,000
   Unicredito Italiano Bank Ireland (a) (b) 5.209%    07/13/2007     15,000,000     15,000,000
   Westpac Banking Corp. (a) (b)            5.178%    07/16/2007     15,000,000     15,000,000
                                                                                  ------------
                                                                                   135,000,000
                                                                                  ------------
TOTAL BANK NOTES                                                                   494,995,004
                                                                                  ------------
MEDIUM TERM NOTE -- 1.56%
FINANCE CAPTIVE CONSUMER -- 1.56%
   Toyota Motor Credit Corp. (b)            4.945%    07/02/2007     75,000,000     74,994,220
                                                                                  ------------
Total MEDIUM TERM NOTES                                                             74,994,220
                                                                                  ------------
TIME DEPOSITS -- 1.88%
   Suntrust Bank                            5.188%    07/03/2006     90,809,000     90,809,000
                                                                                  ------------
TOTAL TIME DEPOSITS                                                                 90,809,000
                                                                                  ------------
PROMISSORY NOTE -- 0.52%
   Goldman Sachs Group, Inc. (a) (c)        5.180%    12/18/2006     25,000,000     25,000,000
                                                                                  ------------
TOTAL PROMISSORY NOTE                                                               25,000,000
                                                                                  ------------
REPURCHASE AGREEMENTS -- 39.44%
   ABN AMRO Inc. Tri Party Repo, dated
   06/30/06 (collateralized by
   Corporate Notes, 5.800% - 6.875% due
   06/15/09 - 05/01/14 valued at
   $78,750,001); proceeds $75,033,516       5.363%    07/03/2006     75,000,000     75,000,000

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)

                                                                               INTEREST    MATURITY      PRINCIPAL       AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE                                                RATE        DATE         AMOUNT          COST +
---------------------------------                                              --------   ----------   ------------   --------------
   Bank of America Tri Party Repo, dated 06/30/06 (collateralized by Federal
   National Mortgage Association, 4.500% - 6.500% due 04/01/18 - 06/01/36,
   Government National Mortgage Association, 5.000% - 5.500% due 07/20/34 -
   04/20/35, and Federal Home Loan Mortgage Corporation, 4.500% - 6.000% due
   03/01/19 - 04/01/36 valued at $765,000,001); proceeds $750,331,250           5.300%    07/03/2006   $750,000,000   $  750,000,000

   Bear Stearns Tri Party Repo, dated 06/30/06 (collateralized by Asset-
   Backed Securities, 0.010% - 5.370% due 04/30/31 -09/25/45 valued at
   $51,001,254); proceeds $50,022,385                                           5.373%    07/03/2006     50,000,000       50,000,000

   BNP Paribas Tri Party Repo, dated 06/30/06 (collateralized by Federal
   Home Loan Mortgage Corporation, 3.000%-6.175% due 01/15/15 - 05/15/36,
   Federal National Mortgage Association, 1.000%-7.500% due
   06/25/10-06/25/36 valued at $719,100,000); proceeds $705,309,613             5.270%    07/03/2006    705,000,000      705,000,000

   Credit Suisse First Boston Tri Party Repo, dated 06/30/06 (collateralized by Corporate Notes, 4.000% - 6.150% due 05/01/07 - 03/01/09 valued at
   $51,003,860); proceeds $50,022,344                                           5.363%    07/03/2006     50,000,000       50,000,000

   Lehman Brothers Tri Party Repo, dated 06/30/06 (collateralized by
   Corporate Notes, 4.625% - 7.500% due 07/15/11 - 08/03/35 valued at
   $71,401,780); proceeds $70,031,223                                           5.353%    07/03/2006     70,000,000       70,000,000

   UBS Warburg LLC Tri Party Repo, dated 06/30/06 (collateralized by Federal
   National Mortgage Association, 4.500% - 6.500% due 07/01/08 - 06/01/36
   valued at $204,002,340); proceeds $200,090,000                               5.400%    07/03/2006    200,000,000      200,000,000
                                                                                                                      --------------
TOTAL REPURCHASE AGREEMENTS                                                                                            1,900,000,000
                                                                                                                      --------------
TOTAL INVESTMENTS -- 99.85%                                                                                            4,809,722,433
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.15%                                                                             7,384,844
                                                                                                                      --------------
NET ASSETS -- 100.00%                                                                                                 $4,817,107,277
                                                                                                                      ==============

(a) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(b) Floating Rate Note- Interest rate shown is rate in effect at June 30, 2006.

(c) Security subject to restrictions on resale that has been deemed by the Adviser to be illiquid. The Portfolio may not invest more than 10% of its net assets in illiquid securities. At June 30, 2006, this security represents 0.51% of net assets.

+    See Note 2 to the Notes to Financial Statements.

                      See Notes to Financial Statements

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)

ASSETS
Investments in unaffiliated issuers, at amortized cost (Note 2)   $2,909,722,433
Repurchase agreements (cost $1,900,000,000) (Note 2)               1,900,000,000
Cash                                                                         680
                                                                  --------------
                                                                   4,809,723,113
Receivables:
   Interest receivable                                                 7,734,132
   Receivable from adviser (Note 3)                                      169,405
   Prepaid expenses                                                       32,340
                                                                  --------------
      Total assets                                                 4,817,658,990
LIABILITIES
Payables:
   Administration, custody and transfer agent fees (Note 3)              153,452
   Investment advisory fee (Note 3)                                      374,150
   Professional fees                                                      19,730
   Accrued expenses and other liabilities                                  4,381
                                                                  --------------
      Total Liabilities                                                  551,713
                                                                  --------------
NET ASSETS                                                        $4,817,107,277
                                                                  ==============

                     See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                          $87,589,275
                                                                     -----------
EXPENSES
   Management fees (Note 3)                                            1,812,192
   Administration, custody and transfer agent fees (Note 3)              391,987
   Professional fees                                                      21,298
   Trustees' fees                                                         12,478
   Printing fees                                                          10,240
   Other expenses                                                         21,846
                                                                     -----------
      Total Expenses                                                   2,270,041
   Less: Fee waivers/reimbursements by investment adviser (Note 3)      (457,849)
                                                                     -----------
      Total Net Expenses                                               1,812,192
                                                                     -----------
NET INVESTMENT INCOME                                                 85,777,083
                                                                     -----------

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                               For the Six
                                                               Months Ended       For the Year
                                                              June 30, 2006          Ended
                                                               (Unaudited)     December 31, 2005
                                                             ---------------   -----------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                     $    85,777,083    $    26,739,971
   Net realized gain on investments                                       --              2,656
                                                             ---------------    ---------------
      Net increase in net assets resulting from operations        85,777,083         26,742,627
                                                             ---------------    ---------------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                10,516,059,887      8,537,558,832
   Fair value of withdrawals                                  (7,424,600,960)    (7,306,145,697)
                                                             ---------------    ---------------
   Net increase in net assets from capital transactions        3,091,458,927      1,231,413,135
                                                             ---------------    ---------------
TOTAL NET INCREASE IN NET ASSETS                               3,177,236,010      1,258,155,762
NET ASSETS
Beginning of period                                            1,639,871,267        381,715,505
                                                             ---------------    ---------------
End of period                                                $ 4,817,107,277    $ 1,639,871,267
                                                             ===============    ===============

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                   FOR THE
                                              SIX MONTHS ENDED
                                                  6/30/2006      YEAR ENDED   PERIOD ENDED
                                                 (UNAUDITED)     12/31/2005    12/31/2004*
                                              ----------------   ----------   ------------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (in thousands)     $4,817,107       $1,639,871    $381,716
   Ratios to average net assets:
      Gross operating expenses                        0.13%**          0.14%       0.18%**
      Net operating expenses                          0.10%**          0.10%       0.10%**
      Net investment income                           4.79%**          3.33%       1.71%**
   Total return (a)                                   2.37%            3.31%       0.68%

----------
*    The Portfolio commenced operations on August 12, 2004.

**   Annualized.

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)

1. ORGANIZATION

The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises six investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Money Market Portfolio (the "Portfolio"). At June 30, 2006, only the Portfolio and State Street Equity 500 Index Portfolio were in operation. The Portfolio commenced operations on August 12, 2004. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to maximize current income to the extent consistent with the preservation of capital and liquidity by investing in dollar denominated securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

At June 30, 2006, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolio's transactions, is within seven days. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. The Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio has entered into an investment advisory agreement with SSgA FM. The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets until November 1, 2007. For the period ended June 30, 2006, SSgA FM reimbursed the Portfolio $442,045 under this agreement.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Portfolio pays State Street an annual fee, accrued daily at the rate of 1/365th of the applicable fee rate described below and payable monthly, of the following annual percentages of the Portfolio's average daily net assets during the month as follows:

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)

                                         Annual percentage of
Asset Levels                           average daily net assets
------------                          --------------------------
First $200 Million                               0.04%
Next $200 Million                                0.03
Thereafter                                       0.02

Minimum annual fee:
Assets of $500 million and less                $150,000
Assets of $500 million - $2 billion   $200,000 with 0.01% waiver

State Street has contractually agreed to waive 0.01% of its fees on an annual basis when the Portfolio's assets are between $500 million and $2 billion. For the period ended June 30, 2006, State Street waived $15,804 under this agreement.

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $20,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

STATE STREET MONEY MARKET PORTFOLIO
JUNE 30, 2006 (UNAUDITED)

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT ACCOUNTANTS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET MONEY MARKET PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

ITEM 2. CODE OF ETHICS.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 5. AUDIT COMMITTEES OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's last fiscal half year covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT): State Street Institutional Investment Trust


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    President (Principal Executive
    Officer)


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer (Principal Financial
    Officer)

Date: August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    President (Principal Executive
    Officer)


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer (Principal Financial
    Officer)

Date: August 24, 2006